Filed with the U.S. Securities and Exchange Commission on February 27, 2023
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	561	X
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	562	X
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On February 28, 2023 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 561 to the Registration Statement of Managed Portfolio Series (the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under Rule 485(b).

V-Shares MSCI World ESG Materiality and Carbon Transition ETF
(Trading Symbol: VMAT)
Listed on the CBOE BZX Exchange, Inc.

V-Shares US Leadership Diversity ETF
(Trading Symbol: VDNI)
Listed on the NYSE Arca, Inc. Exchange

Prospectus
February 28, 2023
Telephone: +1 312-872-7281
https://www.v-shares.com

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

V-Shares MSCI World ESG Materiality and Carbon Transition ETF
V-Shares US Leadership Diversity ETF

Fund Summary
V-Shares MSCI World ESG Materiality and Carbon Transition ETF
Investment Objective
The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (the “MSCI World ESG Materiality Fund” or the “Fund”) seeks to track the investment results, before fees and expenses, of the MSCI World ESG Materiality and Carbon Transition Select Index (the “MSCI Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$40	$125
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period from the Fund’s inception on June 8, 2022 through October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
1

Principal Investment Strategies
The Fund seeks to track the investment results, before fees and expenses, of the MSCI World ESG Materiality and Carbon Transition Select Index (the “MSCI Index”), which was developed by MSCI Inc. (the “MSCI Index Provider” or “MSCI”). V-Square Quantitative Management, LLC (the “Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies included in the MSCI Index. The MSCI Index is designed to represent the performance of the equity securities of companies in developed markets, including the United States and Canada, assessed to be sector leaders in the global transition to low carbon emissions.
As of the date of this prospectus, the MSCI Index consisted of securities of companies in 23 different countries throughout the world, including the United States and Canada. The MSCI Index includes all eleven sectors represented in its parent index, the MSCI World Index. The relative sector weightings that are represented in the MSCI Index are determined as a result of the portfolio construction process described below. As of January 31, 2023, approximately 55% the MSCI Index’s market capitalization (“market cap”) was allocated to companies incorporated in the United States.
The assessment to identify sector leaders in the global transition to low carbon emissions is based on a set of environmental, social, and governance (“ESG”) key issues, as determined by the MSCI Index Provider that are aligned with the “Materiality Map” of the Sustainability Accounting Standard Board (“SASB”), which attempts to identify ESG issues that are financially material to an issuer based on its industry classification. The MSCI Index is comprised of a subset of the constituents of the MSCI World Index (the “MSCI Index Universe”), which captures large- and mid-cap companies in developed markets representing approximately 85% of the free float-adjusted market cap in countries determined to be developed markets by the MSCI Index Provider. As of January 31, 2023, the MSCI Index included approximately 556 component securities.
2

MSCI Index Construction Process

Step 1 – Exclusions

Companies in the MSCI Index Universe are excluded from the MSCI Index if they meet any of the following criteria:

Controversial Weapons
All companies involved in Controversial Weapons as defined by the methodology of the MSCI Ex-Controversial Weapons Indexes. For example, companies are excluded for involvement in cluster bombs, landmines, depleted uranium weapons, chemical and biological weapons, blinding laser weapons, non-detectable fragments, and incendiary weapons.

Tobacco	All companies deriving 5% or more of their revenue from the production of tobacco related products or 15% or more of their revenue from the production, distribution, retail, supply, and licensing of tobacco-related products.
Thermal Coal Mining
All companies deriving 5% or more of their revenue from the mining of thermal coal (including lignite, bituminous, anthracite and steam coal) and its sale to external parties, excluding revenue from metallurgical coal, coal mined for internal power generation (e.g., in the case of vertically integrated power producers), intracompany sales of mined thermal coal, and revenue from coal trading (either reported or estimated).

Thermal Coal Power	All companies deriving 5% or more of their revenue (either reported or estimated) from thermal coal-based power generation.
Unconventional Oil & Gas	All companies deriving 5% or more of their revenue from unconventional oil & gas, including revenue from oil sands, oil shale (kerogen-rich deposits), shale gas, shale oil, coal seam gas, and coal bed methane.
Asset Stranding	All companies classified in the Low Carbon Transition (LCT) category of Asset Stranding. This represents the potential for companies to experience “stranding,” referring to unanticipated or premature write-downs, of physical/natural assets due to regulatory, market, or technological forces arising from low carbon transition. For example, companies with assets tied to fossil fuels that are facing the impact of changes associated with decarbonizing the economy.
United Nations Global Compact Principles	All companies that fail to comply with the United Nations Global Compact Principles, which includes fundamental responsibilities in four areas: human rights, labor, environment, and anti-corruption.
Step 2 – Ranking

Each of the remaining companies in the MSCI Index Universe (collectively, the “Eligible Companies”) is then ranked within its sector based on the company’s “SASB-aligned ESG Score,” which is a proprietary scoring methodology maintained by the MSCI Index Provider. The SASB-aligned ESG Score for a company reflects the weighted average of a set of relevant “Key Issue Scores,” calculated by the MSCI Index Provider, that are aligned with SASB’s Materiality Map. Key Issue Scores applicable to a company are based on key issues relevant to the company’s sub-industry. For example, a company in the airlines sub-industry is scored based on the Key Issues of governance, carbon emissions, labor management, and product safety and quality, while a company in the consumer finance sub-industry is scored based on the key issues of consumer financial protection and privacy and data security. If two companies have the same SASB-aligned ESG score, then the company with the larger market cap receives the higher rank.
3

Step 3 – Selection

At each annual reconstitution of the MSCI Index, companies are selected for inclusion in the MSCI Index sector by sector based on their in-sector ranking and on the following order of priority within each sector until the cumulative market cap of a particular sector reaches 40% of the cumulative market cap of Eligible Companies in that sector:
1.Eligible Companies with market caps within the top 25% of the cumulative market cap of the applicable sector are added in the order of in-sector rank;
2.Current index constituents with market caps within the top 50% of the cumulative market cap of the applicable sector are included in the order of in-sector rank; and
3.The remaining Eligible Companies in the applicable sector are added in the order of in-sector rank.
Step 4 – Weighting

Companies selected for inclusion in the MSCI Index are then weighted based on the product of their market cap weight in the MSCI Index Universe and a “Tilt Score” based on the company’s Low Carbon Transition (“LCT”) category. Low carbon transition refers to the global transition to a low carbon economy. The LCT category for each company is determined by MSCI ESG Research’s Low Carbon Transition Risk assessment, which is designed to identify potential leaders and laggards by holistically measuring companies’ exposure to and management of risks and opportunities related to the low carbon transition. Specifically, the LCT category groups companies into one of five categories that highlight the predominant risks and opportunities they are most likely to face in the transition. The table below lists the four categories that are used for the Tilt Score (companies in the Asset Stranding category are excluded from the MSCI Index). A higher Tilt Score results in a higher weighting in the MSCI Index.

LCT Category	LCT Risk/Opportunity	Sample industries	Tilt Score
Product Transition	Reduced demand for carbon-intensive products and services. Leaders and laggards are defined by the ability to shift product portfolio to low-carbon products.	Oil & gas exploration & production; Petrol/diesel based automobile manufacturers, thermal power plant turbine manufacturers	0.5
Operational Transition	Increased operational and/or capital cost due to carbon taxes and/or investment in carbon emission mitigation measures leading to lower profitability of the companies.	Fossil fuel based power generation, cement, steel	0.75
Neutral	Limited exposure to low carbon transition carbon risk, though companies could have exposure to physical risk and/or, for instance in the case of financial services companies, indirect exposure to low carbon transition risk via lending or investment, for example.	Financial services, consumer staples, healthcare	1
Solutions	Potential to benefit through the growth of low-carbon products and services.	Renewable electricity, electric vehicles, solar cell manufacturers	2
After the application of the Tilt Score, the weights of securities in the MSCI Index are normalized so that the sector weights in the MSCI Index are the same as they would have been absent the application of the Tilt Score.
4

The MSCI Index is reconstituted and rebalanced annually in May. At each reconstitution of the MSCI Index, the weights of individual securities are capped at 10%.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the MSCI Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. The Fund uses a full replication methodology when practical to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The MSCI Index is sponsored by MSCI, which is independent of the Fund and the Adviser. The MSCI Index Provider determines the composition and relative weightings of the securities in the MSCI Index and publishes information regarding the market value of the MSCI Index. The Fund will not concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the securities of companies in a particular industry or group of industries), except to the extent that the MSCI Index concentrates in a particular industry or group of industries. No such concentration existed as of January 31, 2023.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may focus its investments in the securities of relatively few issuers.
Principal Risks
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Low Carbon Transition Investment Strategy Risk. The Fund’s strategy of investing in securities of companies participating in the opportunities and the management of risks associated with the global transition to low carbon emissions limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon transition investment strategy may result in the Fund investing in securities or industry sectors that underperform the market.
General Market Risk. The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
5

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments.
ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. In addition, ESG information and scores across third-party data providers, indices, and other funds may differ and/or be incomparable.
Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.
Mid-Cap Companies Risk. Companies defined as mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.
Large-Cap Company Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
6

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the CBOE BZX Exchange, Inc. (the “CBOE Exchange”) and may be traded on U.S. exchanges other than the CBOE Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the MSCI Index or the selling of the security is otherwise required upon a rebalancing of the MSCI Index.
New Index Risk. The MSCI Index is recently constituted and therefore there is uncertainty about how the MSCI Index may operate in various market conditions in response to financial, geopolitical or other shocks.
7

Tracking Error Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the MSCI Index and therefore achieve its investment objective. The Fund’s return may not match the return of its MSCI Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the MSCI Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the MSCI Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the MSCI Index does not.
Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Methodology Risks. The MSCI Index Provider relies on various sources of information to assess the criteria of issuers included in the MSCI Index, including information that may be based on assumptions and estimates. Neither the Fund nor the MSCI Index Provider can offer assurances that MSCI Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. In addition, the MSCI Index’s methodology incorporates data and scores provided by third-parties which may be unavailable or limited for certain issuers, which could result in the MSCI Index not achieving its objective.
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
8

Performance Information
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be present in this section. Updated performance is also available on the Fund’s website at https://www.v-shares.com. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Investment Adviser and Sub-Adviser
V-Square Quantitative Management, LLC (“V-Square” or the “Adviser”) serves as the investment adviser to the Fund. Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s portfolio management team. Austin Wen, CFA, Portfolio Manager of VIA, and Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading of VIA, have each been a portfolio manager of the Fund since its inception in 2022.
Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the relevant benchmark index. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the CBOE Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares of the Fund in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.v-shares.com.
Tax Information
Distributions made by the Fund may be taxable as ordinary income, or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement generally will be taxable to you as ordinary income.
9

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10

V-Shares US Leadership Diversity ETF
Investment Objective
The V-Shares US Leadership Diversity ETF (the “US Leadership Diversity Fund” or the “Fund”) seeks to track the investment results of the ISS ESG U.S. Diversity Index (the “ISS Index”), which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by Institutional Shareholder Services, Inc. (the “ISS Index Provider” or “ISS”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.29%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period from the Fund’s inception on December 21, 2021, through October 31, 2022, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the ISS Index.
11

The ISS Index is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by the ISS Index Provider. The ISS Index is calculated, administered, and published by Solactive AG (“Solactive”) assuming the role as administrator (the “Index Administrator”). From time to time, the Index, and as a result the Fund, may focus its investments in securities of companies in the same economic sector, including the Information Technology sector. As of December 31, 2022, approximately 33% of the Fund consists of companies in the Information Technology sector.
The ISS Index is calculated as a price return, net total return and gross total return index. A price return index reflects the market price movements disregarding any payments made in respect of the index components, such as ordinary cash dividends. A net total return index calculation considers payments, such as dividends, after the deduction of any withholding tax, and a gross total return index considers payments made in respect of the index components without the deduction of any withholding tax.
The index universe is comprised of U.S. large, mid, and small capitalization companies’ stocks listed on an exchange in the U.S. The index universe is described in detail in the guideline of the Solactive Global Benchmark Series (https://solactive.com/downloads/Guideline-Solactive-GBS-Benchmark-Series.pdf). The determination of the index universe is fully rule-based, and the Index Administrator cannot make any discretionary decisions.
As of December 31, 2022, the ISS Index includes approximately 624 component securities. V-Square Quantitative Management (the “Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the ISS Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. The Fund uses a full replication methodology when practical to manage the Fund. The Fund seeks to track the investment results of the ISS Index before fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). The ISS Index is sponsored by ISS, which is independent of the Fund and of the Adviser. The Index Administrator determines the composition and relative weightings of the securities in the ISS Index and publishes information regarding the market value of the ISS Index.
Based on the index universe, the initial composition of the index as well as any selection for an ordinary rebalance is determined on the selection day and based on the ISS ESG Director & Executive Diversity dataset provided by ISS. All companies for which an evaluation based on the dataset is not possible due to insufficient and/or missing information or data are excluded. The index includes securities from the index universe that are issued by companies that meet all four of the below criteria:
1.Company is a U.S. Company.
2.Company’s Board has a 35% combined minimum of women or ethnically diverse Directors.
3.Company has a combined minimum of three distinct ethnically diverse individuals among Directors or Named Executive Officers, or a minimum of two such individuals if the CEO or Board Chair is ethnically diverse.
12

4.Company has a combined minimum of three distinct women among Directors or Named Executive Officers, or a minimum of two women if the CEO or Board Chair is a woman.
The ISS Index is premised on the notion that general diversity among an organization’s workforce is a matter that is effectively promoted and implemented down the ranks of the company from the top, with the goal being to achieve effective diversity and inclusion at the whole workforce level. The research reported by ISS ESG and others has consistently confirmed that focusing on diversity at the senior leadership level allows firms to effectively achieve the outcome of diversity and inclusion in general.
The selection of the index components is fully rule-based, and the Index Administrator cannot make any discretionary decision. On each selection day, each index component is assigned a weight according to its free float market capitalization. Individual index component weights are capped at 9.5%. The excess weight is distributed proportionally across the remaining constituents. For example, if an individual index component weight is 10.5%, the excess weight over the 9.5% cap is 1%. This excess weight is to be distributed to the remaining index components representing a total of 89.5%. It is allocated proportionally, in such a manner that the remaining index individual components’ weights are proportionally increased and sum to 90.5%.
The ISS Index is adjusted on the rebalance day after close of business to reflect the new selection of the index components determined on the selection day. The selection day is the day when the index revised composition is determined. The selection day is 20 calculation days before the actual rebalance days. A calculation day is every weekday from Monday to Friday. The rebalance day is the day when the index new composition (determined on the selection day) is implemented. The rebalance day is the first Wednesday in May and November. If that day is not an eligible rebalance day, the rebalance day will be the immediately following eligible rebalance day. An eligible rebalance day is each day that is a trading day at the New York Stock Exchange, the London Stock Exchange, the EUREX Exchange, and the Tokyo Stock Exchange. As a summary, the index new composition is determined approximately four weeks ahead of rebalance day, and the index is adjusted on rebalance day. The components of the ISS Index are likely to change over time.
The Fund intends to be diversified in approximately the same proportion as the ISS Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the ISS Index.
Principal Risks
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
General Market Risk. The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based
13

upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments.
Investment Focus Risk. Because the ISS Index is composed only of U.S. companies that exhibit broad ethnic and gender representation, there is a risk that companies included in the ISS Index may underperform companies that are not part of the ISS Index.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund
Mid-Cap and Small-Cap Companies Risk. Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.
Large-Cap Company Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
14

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. Exchange. (the “NYSE Exchange”) and may be traded on U.S. exchanges other than the NYSE Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the ISS Index or the selling of the security is otherwise required upon a rebalancing of the ISS Index.
Tracking Error Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the ISS Index and therefore achieve its investment objective. The Fund’s return may not match the return of its ISS Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the ISS Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the ISS Index or the need to meet various new or existing regulatory requirements. Consequently, the performance of the Fund may diverge from that of its ISS Index. This risk may be heightened during times of increased market volatility or
15

other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the ISS Index does not.
Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Methodology Risks. The ISS Index Provider relies on various sources of information to assess the criteria of issuers included in the ISS Index, including information that may be based on assumptions and estimates. Neither the Fund nor the ISS Index Provider can offer assurances that ISS Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. In addition, the ISS Index’s methodology incorporates data and scores provided by third-parties which may be unavailable or limited for certain issuers, which could result in the ISS Index not achieving its objective.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Change in Diversification Status. In seeking to track its ISS Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.
Performance Information
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year-to-year. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://www.v-shares.com.
16

Calendar Year Total Returns as of December 31:

Best Quarter		Worst Quarter
Q4, 2022	8.38%	Q2, 2022	-15.70%

Average Annual Total Returns for the periods ended December 31, 2022
	One Year	Since Inception (12/21/2021)
Institutional Class
Return Before Taxes	-18.88%	-14.97%
Return After Taxes on Distributions	-19.15%	-15.25%
Return After Taxes on Distributions and Sale of Fund Shares	-10.98%	-11.40%
ISS ESG U.S. Diversity Index (reflects no deduction for fees, expenses or taxes)	-18.75%	-14.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	-14.13%
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Investment Adviser and Sub-Adviser
V-Square Quantitative Management, LLC (“V-Square” or the “Adviser”) serves as the investment adviser to the Fund. Vident Investment Advisory, LLC (“VIA”, the “Sub-Adviser”) serves as sub-adviser to the Fund.
17

Portfolio Managers
The Fund is managed by the Sub-Adviser’s portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below. Primary responsibility for the day-to-day management of the Fund’s portfolio is the joint responsibility of a team of portfolio managers consisting of Austin Wen, CFA, Portfolio Manager of VIA, and Rafael Zayas, CFA, SVP, Head of Portfolio Management and Trading of VIA, and each has managed the Fund since its inception in 2021.
Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the relevant benchmark index. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the NYSE Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV (premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares of the Fund in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at v-shares.com.
Tax Information
Distributions made by the Fund may be taxable as ordinary income, or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement generally will be taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.
18

Additional Fund Information
Investment Objectives
The investment objective of the MSCI World ESG Materiality Fund has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.
The investment objective of the US Leadership Diversity Fund is to seek to track the investment results of an index composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by the index provider.
The MSCI World ESG Materiality Fund and US Leadership Diversity Fund may be referred to individually herein as a “Fund” or collectively herein as the “Funds.”
Additional Information About the Principal Investment Strategies
MSCI World ESG Materiality Fund
The MSCI Index may include companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies included in the MSCI Index. If the Fund changes this 80% policy, it will provide Fund shareholders with 60 days’ notice in advance of such change.
As of the date of this prospectus, the MSCI Index consisted of securities of companies in 23 different countries throughout the world, including the United States and Canada. The MSCI Index includes all eleven sectors represented in its parent index, the MSCI World Index. The relative sector weightings that are represented in the MSCI Index are determined as a result of the portfolio construction process described below.
The Fund, using an “indexing” investment approach, seeks to track the investment results, before fees and expenses, of the MSCI Index. A number of factors may affect the Fund’s ability to achieve a high correlation with the MSCI Index, including Fund expenses, differences between the securities held in the Fund’s portfolio and those included in the MSCI Index, the timing or magnitude of changes to the composition of the MSCI Index, regulatory policies, and high portfolio turnover rate. There can be no guarantee that the Fund will achieve a high degree of correlation with the MSCI Index.
19

The Adviser or Sub-Adviser may sell securities that are represented in the MSCI Index or purchase securities not yet represented in the MSCI Index, in anticipation of their removal from or addition to the MSCI Index. The Fund seeks to achieve a correlation between its performance, before fees and expenses, and its MSCI Index of 0.95 or better. A correlation of 1.00 would represent perfect correlation. The Fund seeks to replicate the component securities of the MSCI Index as closely as possible. However, under certain circumstances, it may not be possible or practicable to replicate the MSCI Index. In these instances, the Fund may purchase a representative sample of the component securities of the MSCI Index. There may also be instances in which the Adviser or Sub-Adviser may choose to overweight or underweight securities represented in the MSCI Index. Additionally, the Adviser or Sub-Adviser may purchase or sell securities not in the MSCI Index if the Adviser or Sub-Adviser believes such securities are appropriate to substitute for certain securities in the Fund’s MSCI Index. The Adviser or Sub-Adviser may utilize various combinations of other available investment techniques in seeking to track the MSCI Index.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may focus its investments in the securities of relatively few issuers.
US Leadership Diversity Fund
The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., V-Shares US Leadership Diversity ETF). If the Fund changes this 80% policy, it will provide Fund shareholders with 60 days’ notice in advance of such change. The Fund anticipates meeting this 80% policy because, under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of its ISS Index.
The Fund, using an “indexing” investment approach, seeks to track the investment results, before fees and expenses, of its ISS Index. A number of factors may affect the Fund’s ability to achieve a high correlation with its ISS Index, including Fund expenses, differences between the securities held in the Fund’s portfolio and those included in the ISS Index, the timing or magnitude of changes to the composition of its ISS Index, regulatory policies, and high portfolio turnover rate. There can be no guarantee that the Fund will achieve a high degree of correlation with the ISS Index.
The Adviser or Sub-Adviser may sell securities that are represented in the ISS Index or purchase securities not yet represented in the ISS Index, in anticipation of their removal from or addition to the ISS Index. The Fund seeks to achieve a correlation between its performance, before fees and expenses, and its ISS Index of 0.95 or better. A correlation of 1.00 would represent perfect correlation. The Fund seeks to replicate the component securities of their ISS Index as closely as possible. However, under certain circumstances, it may not be possible or practicable to replicate the ISS Index. In these instances, the Fund may purchase a representative sample of the component securities of the ISS Index. There may also be instances in which the Adviser or Sub-Adviser may choose to overweight or underweight securities represented in the ISS Index. Additionally, the Adviser or Sub-Adviser may purchase or sell securities not in the ISS Index if the Adviser or Sub-Adviser believe such securities are appropriate to substitute for certain securities in a Fund’s ISS Index. The Adviser or Sub-Adviser may utilize various combinations of other available investment techniques in seeking to track the ISS Index.
As a result of its investments, the Fund’s distributions for any taxable year may exceed its earnings and profits, as determined for U.S. federal income tax purposes. For a given taxable year, fund distributions, if any, that exceed earnings and profits may be treated as a return of capital to shareholders.
20

The Fund intends to be diversified in approximately the same proportion as its corresponding ISS Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the ISS Index.
Additional Principal Risk Information
The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in each Fund’s summary along with additional risk information.
Low Carbon Transition Investment Strategy Risk (MSCI World ESG Materiality Fund). The Fund’s strategy of investing in securities of companies participating in the opportunities, and the management of risks, associated with the global transition to low carbon emissions limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon transition investment strategy may result in the Fund investing in securities or industry sectors that underperform the market. Investing in a portfolio of securities of companies with low carbon exposure may affect the Fund’s exposure to certain types of investments, particularly in the energy and transportation sectors or related industries, and may impact the Fund’s relative investment performance, depending on whether such investments are in or out of favor in the market. In addition, the Fund’s focus on companies with low current carbon emissions and limited exposure to fossil fuel reserves might result in certain issuers being excluded from the Fund’s portfolio.
General Market Risk (both Funds). The Funds are subject to all of the business risks and uncertainties associated with any business, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. U.S. and international markets have, and may continue to, experience volatility, which may increase risks associated with an investment in the Funds. Certain social, political, economic, environmental, and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. Changes in the value of a Fund’s portfolio securities may be rapid or unpredictable and cause the NAV of the Fund and its investment return to fluctuate. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.
21

Equity Securities Risk (both Funds). Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Funds. In addition, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which a Fund has exposure. Common stock prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, regional or global events such as acts of terrorism or war, including Russia’s invasion of Ukraine, or the occurrence of political or economic events that affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital. Any of the foregoing risks could substantially impact the ability of such an entity to grow its dividends or distributions.
ESG Risk (MSCI World ESG Materiality Fund). Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. In addition, ESG information and scores across third-party data providers, indices and other funds may differ and/or be incomparable.
Non-U.S. Securities Risk (MSCI World ESG Materiality Fund). Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. For example, non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in non-U.S. countries. There may be less publicly available information about a non-U.S. company than there is regarding a U.S. company. Non-U.S. securities markets may have substantially less volume than U.S. securities markets and some non-U.S. company securities are less liquid than securities of otherwise comparable U.S. companies. Non-U.S. markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes securities issued by non-U.S. issuers can expect to have a higher expense ratio because of the increased transaction costs in non-U.S. markets and the increased costs of maintaining the custody of such non-U.S. securities. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Fund may, but do not currently intend to, hedge their exposure to non-U.S. currencies.
Newer Fund Risk (both Funds). The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.
22

Investment Focus Risk (US Leadership Diversity Fund). Because the ISS Index is composed only of U.S. companies that exhibit broad ethnic and gender representation, there is a risk that companies included in the ISS Index may underperform companies that are not part of the ISS Index.
Small-Cap Companies Risk (US Leadership Diversity Fund). The Fund may invest in small-cap companies that may not have the management experience, financial resources, product diversification and competitive strengths of medium-cap or large-cap companies. Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies. Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Adviser or Sub-Adviser needs to sell a large quantity of a small-cap company stock, in accordance with the ISS Index methodology, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time. Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for medium-cap or large-cap companies.
Mid-Cap Companies Risk (both Funds). The Funds may invest in mid-cap companies that may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies. Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Adviser or Sub-Adviser needs to sell a large quantity of a mid-cap company stock, in accordance with either the MSCI Index methodology or the ISS Index methodology, as applicable, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time. Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.
Large-Cap Company Risk (both Funds). A Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
ETF Risks (both Funds). The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. A Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
23

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on each Fund’s respective exchange (“Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
24

Information Technology Sector Risk (US Leadership Diversity Fund). Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Passive Investment Risk (both Funds). The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s underlying index, or the selling of shares of that security is otherwise required upon a rebalancing of a Fund’s underlying index as addressed in the MSCI Index and ISS Index methodologies, as applicable, the Funds generally will not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from a Fund’s underlying index, that Fund may be forced to sell such security at an inopportune time or for a price discount to the security’s current market value. Each Fund anticipates that the value of its shares will decline, more or less, in correspondence with any decline in value of its respective underlying index. Each Fund’s underlying index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of each Fund are conducted, and the timing of movements from one type of security to another in seeking to replicate each Fund’s underlying index could have a negative effect on each Fund. Unlike the manager of an actively managed fund, the Adviser and Sub-Adviser do not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
New Index Risk (MSCI World ESG Materiality Fund). The MSCI Index is recently constituted and therefore there is uncertainty about how the MSCI Index may operate in various market conditions in response to financial, geopolitical or other shocks.
25

Tracking Error Risk (both Funds). There is no guarantee that the Funds will achieve a high degree of correlation to their respective underlying indices and therefore achieve their investment objectives. The Funds’ returns may not match the return of their respective underlying indices for a number of reasons. For example, the Funds may incur a number of fees and operating expenses not applicable to their respective underlying indices and incur costs associated with buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of their respective underlying indices and if they need to raise cash to meet redemptions or deploy cash in connection with newly created Creation Units. Imperfect correlation between the Funds’ portfolio securities and those in their respective underlying indices, changes to their respective underlying indices and regulatory requirements may cause tracking error, the divergence of the Funds’ performance from that of their respective underlying indices. This risk may be heightened during times of increased market volatility or other unusual market conditions. In addition, the Funds may not be able to invest in certain securities and other instruments included in their respective underlying indices, or invest in them in the exact proportions represented in their respective underlying indices. To the extent the Funds use a representative sampling approach, the Funds may not be as well-correlated with the returns of their respective underlying indices as would be the case if the Funds purchased all the securities in their respective underlying indices in the proportions represented in their respective underlying indices. Moreover, the Funds may be delayed in purchasing or selling securities and other instruments included in their respective underlying indices. To the extent the Funds calculate their NAV based on fair value prices, the Funds’ ability to track their respective underlying indices may be adversely affected.
Non-Diversification Risk (MSCI World ESG Materiality Fund). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Change in Diversification Status (US Leadership Diversity Fund). In seeking to track the ISS Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. A “non-diversified” fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.
Legal and Regulatory Change Risks (both Funds). The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Funds’ investments and their ability to pursue their trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC, Commodity Futures Trading Commission, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Funds could be substantial and adverse.
Methodology Risks (both Funds). There is no assurance that the MSCI Index Provider or the ISS Index Provider, as applicable (the “Index Providers”), or any agents that act on their behalf, will compile the MSCI Index or the ISS Index (the “Underlying Indices”), accurately, or that the Underlying Indices will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Providers and their agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Underlying Indices accurately. Any losses or costs associated with errors made by the
26

Index Providers or their agents generally will be borne by the Funds and their shareholders. To correct any such error, the Index Providers or their agents may carry out an unscheduled rebalance of the Underlying Indices or other modifications of the Underlying Indices constituents or weightings. When the Funds in turn rebalance their portfolios, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Funds and their shareholders. Unscheduled rebalances also expose the Funds to additional tracking error risk. Errors in respect of the quality, accuracy, and completeness of the data used to compile the Underlying Indices may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, particularly where the Underlying Indices are less commonly used as a benchmark by funds or advisers. For example, during a period where an Underlying Index contains incorrect constituents, the Fund tracking that index would have market exposure to such constituents and would be underexposed to the index’s other constituents. Such errors may negatively impact the Funds and their shareholders. The Index Providers and their agents rely on various sources of information to assess the criteria of issuers included in the Underlying Indices, including information that may be based on assumptions and estimates. In addition, the Underlying Indices’ methodologies incorporate data and scores provided by third-parties which may be unavailable or limited for certain issuers, which could result in the Underlying Indices not achieving their objective. Neither the Funds nor the Adviser can offer assurances that the Underlying Indices calculation methodologies or sources of information will provide an accurate assessment of included issuers.
Developed Markets Risk (MSCI World ESG Materiality Fund). Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
Epidemic Risk (both Funds). Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their respective investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Disclosure of Portfolio Holdings
The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites. Additional information regarding the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.
27

Investment Management
Investment Adviser
V-Square Quantitative Management, LLC, located at 320 N. Sangamon Street, Suite 1250, Chicago, Illinois 60607 serves as the investment adviser to the Funds. The Adviser is a SEC-registered investment adviser, with approximately $179 million in assets under management as of January 20, 2023, that provides investment advice to high-net-worth individuals and ETFs, including the Funds.
Pursuant to the Advisory Agreement, the Adviser provides each Fund with investment research and advice and furnishes each Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser maintains books and records with respect to the securities transactions, and reports to the Board on the Funds’ investments and performance. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.
After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of a Fund’s shareholders; or (ii) by a vote of a majority of the Board. The Advisory Agreement is also terminable without penalty by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act. The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the MSCI World ESG Materiality Fund pays the Adviser a unified fee, which is calculated daily and paid monthly, at the annual rate of 0.39% of the average daily net assets of the Fund, and the US Leadership Diversity Fund pays the Adviser a unified fee, which is calculated daily and paid monthly, at the annual rate of 0.29% of the average daily net assets of the Fund. However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to reduce management fees and/or reimburse Fund expenses. For the fiscal period ended October 31, 2022, the Adviser was paid a management fee of 0.39% of the MSCI World ESG Materiality Fund’s average daily net assets for that period and 0.29% of the US Leadership Diversity Fund’s average daily net assets for that period.
28

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the independent trustees); (iv) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) any fees and expense related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser.
Investment Sub-Adviser
The Adviser has retained Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) to serve as sub-adviser for each Fund. VIA is responsible for the day-to-day management of each Fund. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. Its principal office is located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. VIA is an SEC-registered investment adviser with assets over $6.54 billion under management as of December 31, 2022. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Funds. VIA is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of either the MSCI Index or the ISS Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser and not the Funds.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the MSCI World ESG Materiality Fund is available in the Fund’s annual report to shareholders for the period ended October 31, 2022.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the US Leadership Diversity Fund is available in the Fund’s semi-annual report to shareholders for the period ended April 30, 2022.
Portfolio Managers
Each Fund is managed by the Sub-Adviser’s portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are described below.
Austin Wen, Portfolio Manager, CFA, of VIA. Mr. Wen has been Portfolio Manager of VIA since 2016 and has eight years of investment management experience. His focus at VIA is on portfolio management and trading, risk monitoring and investment analysis. Previously, he was an analyst for Vident Financial beginning in 2014, working on the development and review of investment solutions. He began his career in 2011 as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a B.A. in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.
29

Rafael Zayas, Portfolio Manager, CFA, of VIA. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading for Vident Investment Advisory. Mr. Zayas specializes in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident Investment Advisory, he was a Portfolio Manager at Russell Investments for over 5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for 150 million in internationally listed global equity ETFs and assisted in managing 3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.
Index Providers
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of a Fund.
V-Shares MSCI World ESG Materiality and Carbon Transition ETF
MSCI, Inc. (“MSCI”) is the Index Provider to the V-Shares MSCI World ESG Materiality and Carbon Transition ETF. Strictly in accordance with its guidelines and mandated procedures, MSCI compiles, maintains and calculates the MSCI Index. MSCI is not affiliated with the V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Adviser, Sub-Adviser or the Distributor.
30

THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF OR THE ISSUER OR OWNERS OF THESE FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THESE FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
31

No purchaser, seller, or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
V-Shares US Leadership Diversity ETF
The ISS Index is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies exhibit broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by the Index Provider. The index is calculated, administered, and published by Solactive AG (“Solactive”) assuming the role as administrator (the “Index Administrator”).

ISS has retained Solactive AG to serve as the Index Administrator to calculate, administer and publish the ISS ESG US Diversity Index Series (the “Indexes”). Solactive AG publishes a guideline document with respect to the composition, calculation and maintenance of the index services. We refer you to those guideline documents which can be found at (https://solactive.com/downloads/Guideline-Solactive-ISSDIVUP.pdf) for additional information regarding the Indexes.

Any intellectual property rights in the index values and constituent list are the intellectual property of ISS. The publication of the Indexes does not constitute a recommendation by ISS to invest in any financial product nor does it in any way represent an assurance, endorsement or opinion of ISS with regard to the investment in or trading of any financial product.

The index universe is comprised of all financial instruments which are component of the Global Benchmark Series [GBS] Index Universe of the Solactive GBS US Investable Universe Index PR on a selection day, as published on the Solactive website: https://www.solactive.com. Selection day is 20 trading days before the rebalance day. The rebalance day is the first Wednesday in May and November. If that day is not a trading day, the rebalance day will be the immediately following trading day.

The index universe is described in detail in the guideline of the Solactive Global Benchmark Series (https://solactive.com/downloads/Guideline-Solactive-GBS-Benchmark-Series.pdf).

The determination of the index universe is fully rule-based, and the Index Administrator cannot make any discretionary decisions.

Based on the index universe, the initial composition of the index as well as any selection for an ordinary rebalance is determined on the selection day and based on the ISS ESG Director & Executive Diversity dataset provided by ISS. All companies for which an evaluation based on the dataset is not possible due to insufficient and/or missing information or data are excluded. The index includes securities from the index universe that are issued by companies that meet all three of the below criteria:

•Company’s Board has a 35% combined minimum of women or ethnically diverse Directors.

•Company has a combined minimum of three distinct ethnically diverse individuals among Directors or Named Executive Officers, or a minimum of two such individuals if the CEO or Board Chair is ethnically diverse.

32

•Company has a combined minimum of three distinct women among Directors or Named Executive Officers, or a minimum of two women if the CEO or Board Chair is a woman.

The selection of the index components is fully rule-based, and the Index Administrator cannot make any discretionary decision.

On each selection day, each index component is assigned a weight according to its free float market capitalization. Individual index component weights are capped at 9.5%. The excess weight is distributed pro rata across the whole index in an iterative manner.

The index is adjusted on the rebalance day after close of business to reflect the new selection of the index components determined on the selection day. This is carried out by implementing the shares as determined on the selection day based on the weights calculated on that day.

The components of the ISS Index are likely to change over time. Changes to the components of the ISS Index are implemented on rebalance day, which is the first Wednesday in May and November. If that day is not a trading day, the rebalance day will be the immediately following trading day.

The index is calculated as a price return, net total return and gross total return Index.

Buying and Selling Fund Shares
Shares of the MSCI World ESG Materiality Fund are listed on the CBOE BZX Exchange, Inc. and shares of the US Leadership Diversity Fund are listed on the NYSE Arca, Inc. Exchange. When you buy or sell shares on the secondary market, you will pay or receive the market price. The Funds’ shares will trade on their respective exchanges at prices that may differ to varying degrees from the daily NAV of the Funds’ shares. A “Business Day” with respect to a Fund is any day on which its exchange is open for business. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchanges are generally open Monday through Friday and are closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets minus total liabilities) by the total number of shares of that Fund’s outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the applicable Exchange (ordinarily 4:00 p.m., Eastern time).
33

You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Each Fund’s portfolio securities generally are valued at market price. The values of non-U.S. dollar denominated securities for the MSCI World ESG Materiality Fund are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Funds and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures.
In certain circumstances, fair value pricing may be employed to ensure greater accuracy in determining daily NAV. Fair value pricing may be applied to foreign securities held by a Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the applicable Exchange when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.
Other types of portfolio securities that may be fair valued include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; and (3) securities for which trading has been halted or suspended.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s underlying index. This may result in a difference between each Fund’s performance and the performance of each Fund’s underlying index.
34

Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Fund Shares
The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to a few institutional investors (APs), and that most trading in the Funds occurs on the applicable Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Funds or their shareholders. In addition, frequent trading of shares by APs and arbitrageurs is critical to helping the market price remain at or close to NAV.
Other Considerations
Distribution and Service Plan. Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% per annum of the Fund’s average daily net assets may be made for the sale and distribution of the Fund’s shares or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The Funds do not presently intend to make any payments pursuant to the Distribution and Service Plan for the fiscal period ending October 31, 2023. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period. Because these fees would be paid out of a Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
35

Payments to Financial Intermediaries. The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making shares of the Funds available to their customers generally and in investment programs. The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Funds.
The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.
Additional Information. The Funds may enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provides services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.
The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Dividends, Distributions and Taxes
Fund Distributions
Each Fund expects to pay out dividends from its net investment income semi-annually and distribute its net capital gains, if any, to investors at least annually.
Dividend Reinvestment Service
Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Funds purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Funds’ shareholders to adhere to specific procedures and timetables.
36

Tax Information
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
Each Fund has elected and intends to qualify each year as regulated investment companies under the Internal Revenue Code of 1986, as amended. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to shareholders. Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. The Funds expect, based on their investment objective and strategies, that their distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. To the extent that the Funds’ distributions are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been met.
Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.
At the time you purchase your Fund shares, the price of shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before they declare an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
A sale of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.
A 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.
37

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Funds from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Funds. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by the Funds to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in a Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Creation Units
An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash paid by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than if it redeems Creation Units in-kind.
38

Additional Information
Other Information
For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. In October 2020, the SEC adopted regulatory changes related to the ability of an investment company to invest in other investment companies in excess of specified statutory limits. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of new Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting certain fund of funds arrangements. Rule 12d1-4 permits the Funds to invest in other investment companies, including money market funds, beyond the statutory limits, subject to certain conditions.
Continuous Offering
The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the CBOE BZX Exchange, Inc. or the NYSE Arca, Inc. Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
39

Premium/Discount Information
Information regarding how often the shares of each Fund trade on their respective exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available at https://www.v-shares.com.
Notices
Shares are not sponsored, endorsed, or promoted by the CBOE BZX Exchange, Inc. or the NYSE Arca, Inc. Exchange. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange make no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Indices or the ability of each index identified herein to track the performance of its constituent securities. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange are not responsible for, nor have they participated in, the determination of the compilation or the calculation of the Underlying Indices, nor in the determination of the timing, prices, or quantities of shares to be issued, nor in the determination or calculation of the equation by which shares are redeemable. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange have no obligation or liability to owners of shares in connection with the administration, marketing, or trading of the shares.
The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange do not guarantee the accuracy and/or the completeness of the Underlying Indices or the data included therein. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange makes no warranty, express or implied, as to results to be obtained by the Funds, owners of shares, or any other person or entity from the use of the Underlying Indices or the data included therein. The CBOE BZX Exchange, Inc. and the NYSE Arca, Inc. Exchange make no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indices or the data included therein. Without limiting any of the foregoing, in no event shall the CBOE BZX Exchange, Inc. or the NYSE Arca, Inc. Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the CBOE BZX Exchange, Inc., the NYSE Arca, Inc. Exchange, and the Funds make no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Underlying Indices to track general stock market performance. The Funds and the Adviser do not guarantee the accuracy, completeness, or performance of the Underlying Indices or the data included therein and shall have no liability in connection with the Underlying Indices or Underlying Indices calculation. The index calculation agent maintains and calculates the Underlying Indices used by the Funds. The index calculation agent shall have no liability for any errors or omissions in calculating the Underlying Indices.
40

Financial Highlights
The financial highlights table is intended to help you understand the Funds’ financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years indicated has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.
V-Shares MSCI World ESG Materiality and Carbon Transition ETF

For a Fund share outstanding throughout the period.	For the Period Since Inception(1) Through October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$24.73

INVESTMENT OPERATIONS:
Net investment income	0.12
Net realized and unrealized loss on investments	(2.80)
Total from investment operations	(2.68)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$22.05

TOTAL RETURN, AT NAV(2)	-10.83%
TOTAL RETURN, AT MARKET(2)	-10.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,205
Ratio of expenses to average net assets(3)	0.39%
Ratio of net investment income to average net assets(3)	1.30%

Portfolio turnover rate(2)(4)	0%
(1)Inception date for the Fund was June 8, 2022.
(2)Not annualized for period less than one year.
(3)Annualized for period less than one year.
(4)Excludes impact of in-kind transactions.

41

V-Shares US Leadership Diversity ETF

For a Fund share outstanding throughout the period.	For the Period Since Inception(1) Through October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$24.71

INVESTMENT OPERATIONS:
Net investment income	0.23
Net realized and unrealized loss on investments	(4.11)
Total from investment operations	(3.88)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)
Net realized gains	—
Total distributions	(0.14)
Net asset value, end of period	$20.69

TOTAL RETURN, AT NAV(2)	-15.68%
TOTAL RETURN, AT MARKET(2)	-15.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,035
Ratio of expenses to average net assets(3)	0.29%
Ratio of net investment income to average net assets(3)	1.24%

Portfolio turnover rate(2)(4)	13%
(1)Inception date for the Fund was December 21, 2021.
(2)Not annualized for period less than one year.
(3)Annualized for period less than one year.
(4)Excludes impact of in-kind transactions.

42

INVESTMENT ADVISER
V-Square Quantitative Management, LLC
320 N. Sangamon Street, Suite 1250
Chicago, IL 60607
INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
INDEX PROVIDERS
MSCI Inc.
7 World Trade Center
250 Greenwich Street, 49 Floor
New York, New York 10007
ISS ESG
(Responsible investment arm of Institutional Shareholders Service, Inc.)
702 King Farm Boulevard, Suite 400
Rockville, MD 20850
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Privacy Notice
The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 50,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.
Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

V-Shares MSCI World ESG Materiality and Carbon Transition ETF
V-Shares US Leadership Diversity ETF
FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
Please refer to the SAI for additional information on the Funds. The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide additional information about the Funds’ investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.
You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-800-617-0004, by visiting the Adviser’s website at https://www.v-shares.com or by writing to:
V-Shares MSCI World ESG Materiality and Carbon Transition ETF
V-Shares US Leadership Diversity ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
You can review and copy information, including the Funds’ reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(SEC Investment Company Act of 1940 file number: 811-22525)

V-Shares MSCI World ESG Materiality and Carbon Transition ETF
(Trading Symbol: VMAT)
Listed on the CBOE BZX Exchange, Inc.

V-Shares US Leadership Diversity ETF
(Trading Symbol: VDNI)
Listed on the NYSE Arca, Inc. Exchange

Statement of Additional Information
February 28, 2023
Telephone: +1 312-872-7281
https://www.v-shares.com
This Statement of Additional Information (“SAI”) provides general information about the V-Shares MSCI World ESG Materiality and Carbon Transition ETF and the V-Shares US Leadership Diversity ETF (each a “Fund” and together the “Funds”), each a series of Managed Portfolio Series (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated February 28, 2023 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. In addition, each Fund’s financial statements for the fiscal year ended October 31, 2022 are incorporated herein by reference to the Funds’ annual report dated October 31, 2022. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. To obtain a copy of the Prospectus and/or Annual Report, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Adviser’s website at https://www.v-shares.com.
V-Shares MSCI World ESG Materiality and Carbon Transition ETF
V-Shares US Leadership Diversity ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-617-0004

The Trust and the Funds
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”) and the offering of the Funds’ shares are registered under the Securities Act of 1933, as amended (the “Securities Act”).
History of the Funds. Each Fund is a series of the Trust. The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (the “MSCI World ESG Materiality Fund”) commenced operations as a series of the Trust on June 8, 2022 and the V-Shares US Leadership Diversity ETF (the “US Leadership Diversity Fund”) commenced operations as a series of the Trust on December 21, 2022. Each Fund is managed by V-Square Quantitative Management, LLC (“V-Square” or the “Adviser”) and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).
Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov. As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust does not normally hold annual meetings of shareholders. Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series. In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series (or class thereof) are borne by that series (or class). Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable. No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

All consideration received by the Trust for the issue or sale of a Fund's shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
The investment objective of the MSCI World ESG Materiality Fund is to track the investment results, before fees and expenses, of the MSCI World ESG Materiality and Carbon Transition Select Index (the “MSCI Index”).
The investment objective of the US Leadership Diversity Fund is to seek to track the investment results of the ISS ESG U.S. Diversity Index (the “ISS Index”), which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by Institutional Shareholder Services, Inc.
The MSCI Index and/or the ISS Index may be referred to herein individually as the “Underlying Index” or collectively as the “Underlying Indices.”
The Funds offer and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund generally offers and issues shares in exchange for a basket of securities, assets or other positions included in the Underlying Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the MSCI World ESG Materiality Fund are listed on the CBOE BZX Exchange, Inc. (the “CBOE Exchange”). Shares of the US Leadership Diversity Fund are listed on the NYSE Arca, Inc. Exchange (the “NYSE Exchange”). The CBOE Exchange and/or the NYSE Exchange may be referred to herein individually as the “Exchange” or collectively as the “Exchanges.” The Funds trade on their respective Exchanges at market prices. These prices may differ from the NAVs of each Fund’s shares. The Funds’ shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Funds may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Investment Objectives, Policies, Strategies and Associated Risks
The following discussion supplements the description of each Fund’s investment objective and principal investment strategies and principal risks set forth in the Prospectus. Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment Limitations”), the Funds’ investment objectives, strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The Funds might not invest in all of these types of securities or use all of these techniques at any one time. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Investment Objective
The investment objective of each Fund is set forth under the “Summary Section” in each Fund's Prospectus.
Diversification
The MSCI World ESG Materiality Fund is non-diversified. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.
The US Leadership Diversity Fund intends to be diversified in approximately the same proportion as its corresponding ISS Index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its ISS Index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its ISS Index.
Because the Funds intend to qualify as “regulated investment companies” under the Internal Revenue Code of 1986, as amended, (the “Code”), the Funds will limit their investments, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of a Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of a Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Concentration
The Funds concentrate their investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Indices of the Funds and consequently the Funds’ investment portfolios. This may adversely affect a Fund’s performance or subject their shares to greater price volatility than that experienced by less concentrated investment companies.
Equity Securities
Equity securities represent ownership interests in a company. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Types of equity securities in which the Funds may invest:
Common Stocks. Common stock represents an equity ownership interest in the profits and losses of a corporation, after payment of amounts owed to bondholders, other debt holders, and holders of preferred stock. Holders of common stock generally have voting rights, but the Funds do not expect to have voting control in any of the companies in which they invest. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the holders of common stock.
Limited Liability Company Common Units. Some Companies in which the Funds may invest have been organized as LLCs. Such LLCs are generally treated in the same manner as MLPs for federal income tax purposes. Consistent with its investment objective and policies, a Fund may invest in common units or other securities of such LLCs. LLC common units represent an equity ownership interest in an LLC, entitling the holders to a share of the LLC’s success through distributions and/or capital appreciation. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. LLC common unitholders generally have first right to a MQD prior to distributions to subordinated unitholders and typically have arrearage rights if the MQD is not met. In the event of liquidation, LLC common unitholders have first right to the LLC’s remaining assets after bondholders, other debt holders and preferred unitholders, if any, have been paid in full. LLC common units trade on a national securities exchange or over-the-counter.
In contrast to MLPs, LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unitholders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights.
General Partner Interests. Indirect investments in MLP general partner interests are available through investment in the equity securities of MLP Affiliates organized as corporations and limited liability companies that own, directly or indirectly, general partner interests. While these general partner interests themselves are generally not publicly traded, the MLP Affiliates investing in such interests and in which a Fund may invest are publicly traded. General partner interests often confer direct board participation rights and, in many cases, operating control, over the MLP. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests may hold incentive distribution rights (“IDRs”), which provide them with an increasing larger share of the aggregate MLP cash distributions upon the payment of distributions to limited partner unitholders that exceed prescribed levels. General partner interests with IDRs may have higher distribution growth prospects than their underlying MLPs, but incentive distribution payments would also decline at a greater rate than the decline rate in distributions to common unitholders in the event of a reduction in the MLP’s distribution.
General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Risks of Investing in Equity Securities:
General Risks of Investing in Stocks. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.
Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:
•Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
•Factors affecting an entire industry, such as increases in production costs; and
•Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.
Small- and Medium-Sized Companies. Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Foreign Investments and Currencies
The MSCI World ESG Materiality Fund may invest in securities of non-U.S. issuers. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.
The financial problems in global economies over the past several years may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.
Additional non-U.S. taxes and expenses may also adversely affect the Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent the foreign securities held by the Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.
Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency-denominated securities and other investments held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.
Income from foreign securities and other investments will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities and other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional portfolio securities and other investments to purchase the U.S. dollars required to meet such expenses.

American Depositary Receipts. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. Investing in ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain ADRs that it owns. The Fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) (collectively, with ADRs, “Depositary Receipts”). GDRs, EDRs and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
Depositary Receipts may be sponsored by foreign issuers or may be unsponsored. There is generally less publicly available information with respect to unsponsored Depositary Receipts and there may not be a correlation between such information and the market value of the Depositary Receipts. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. The use of Depositary Receipts may increase tracking error relative to the Underlying Index.
Other Investment Strategies, Policies and Risks
Other Equity Securities
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with their other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.
U.S. Government Obligations
The Funds may invest in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government- sponsored enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below). In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Investment Company Securities
The Funds may invest in the securities of other investment companies, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.
Rule 12d1-4 permits the Funds to invest in other investment companies, including money market funds, beyond the statutory limits, subject to certain conditions.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Short-Term Investments
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. These short-term instruments which the Funds may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if the Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that the Funds may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, the Funds may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non- negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year. Corporate debt obligations are subject to the risk, among others, of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk.
Money Market Mutual Funds. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
To the extent that a Fund invests in money market funds, a shareholder’s cost of investing in the Fund will generally be higher since the shareholder will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, investing in money market funds could affect the timing, amount and character of distributions to a shareholder and therefore may increase the amount of taxes payable by the shareholder.

Borrowing
While the Funds have no present intention to do so, they may engage in borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense. Subject to the limitations described under “Fundamental and Non-Fundamental Investment Limitations” below, the Funds may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Illiquid Investments
While the Funds have no present intention to do so, the Funds may be invested in securities that become illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. A Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Funds may not be able to sell illiquid investments when the Adviser or the Sub-Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on a Fund’s liquidity.
Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds, the Adviser or the Sub-Adviser, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cybersecurity plans or systems implemented by their service providers.
Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such portfolio companies to lose value.
Recent Market Events
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries.
Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets. Many countries, including the U.S., are subject to few restrictions related to the spread of COVID-19. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
Fundamental and Non-Fundamental Investment Limitations
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For these purposes, a “majority of the outstanding voting securities” of a Fund means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of its outstanding voting securities, the MSCI World ESG Materiality Fund may not:
1.Concentrate their investments in an industry or group of industries (i.e., hold 25% or more of their total assets in the securities of companies in a particular industry or group of industries), except to the extent that the Funds’ Underlying Indices concentrate in a particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and tax-exempt securities of state or municipal governments and their political subdivisions, and other investment companies are not considered to be issued by members of any industry.
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
3.Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.Purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Funds.
5.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
6.Purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).
Except with the approval of a majority of its outstanding voting securities, the US Leadership Diversity Fund may not:
1.Concentrate their investments in an industry or group of industries (i.e., hold 25% or more of their total assets in the securities of companies in a particular industry or group of industries), except to the extent that the Funds’ Underlying Indices concentrate in a particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
3.Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
4.Purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Funds.
5.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
6.Purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restriction, which may be changed without a shareholder vote.
1.Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name.

Percentage Limitations
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously. If the percentage of a Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid investments in accordance with the 1940 Act and the Fund's policies and procedures.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing 25% or more of a Fund’s total assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows the Funds to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of their total assets (not including temporary borrowings up to 5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by the Funds evidencing indebtedness. The 1940 Act generally prohibits Funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.
Lending. Under the 1940 Act, the Funds may only make loans if expressly permitted by their investment policies. The Funds’ current investment policy on lending is that the Funds may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Funds may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this SAI.
Underwriting. Under the 1940 Act, underwriting securities involves the Funds purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
Real Estate. The 1940 Act does not directly restrict the Funds’ ability to invest in real estate, but does require every investment company to have the fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).
Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Funds are contained in the Prospectus in the section entitled, “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, this section of the Prospectus.
The shares of the Funds are approved for listing and trading on each Fund’s respective Exchange. The shares trade on the Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of either Fund will continue to be met.
The CBOE Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for at least 30 consecutive trading days; (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares of the Fund from listing and trading upon termination of the Trust or the Fund. The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
The NYSE Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares; (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares of the Fund from listing and trading upon termination of the Trust or the Fund. The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currency of each Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

Management of the Funds
Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees. The Board of Trustees consists of four individuals. The Trustees are fiduciaries and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.
The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar Distributors, LLC, the Funds’ principal underwriter (the “Distributor”); U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ administrator (the “Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Funds’ Custodian, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal Board Meetings, which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of four Trustees that are not considered to be “interested persons” of the Funds, as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A. Massart, Leonard M. Rush, David M. Swanson and Robert J. Kern. Accordingly, 100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the Funds or its affiliates or other service providers to the Funds. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s series and had been an Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a Nominating & Governance Committee. The Committees are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating & Governance Committee are comprised entirely of Independent Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Funds.
The Independent Trustees have appointed Leonard M. Rush as Chairman. Prior to July 6, 2020, Mr. Kern served as Chairman of the Trust and Mr. Rush served as lead Independent Trustee with the responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s series.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board of Trustees during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the President, Treasurer and the Funds’ independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function. The full Board of Trustees receives reports from the investment advisers to the underlying series as to investment risks.
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1946	Chairman, Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	32	Retired; Chief Financial Officer, Robert W. Baird & Co. Incorporated, (2000-2011).	Independent Trustee, ETF Series Solutions (56 Portfolios) (2012-Present)
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee	Indefinite Term; Since April 2011	32	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (56 Portfolios) (2012-Present)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	32	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present).	Independent Trustee, ALPS Variable Investment Trust (7 Portfolios) (2006 to Present); Independent Trustee, RiverNorth Funds (3 Portfolios) (2018 to Present); RiverNorth Managed Duration Municipal Income Fund, Inc. (1 Portfolio) (2019 to Present); RiverNorth Opportunistic Municipal Income Fund, Inc. (1 Portfolio) (2018 to Present); RiverNorth Capital and Income Fund (1 Portfolio) (2018 to Present); RiverNorth Opportunities Fund (1 Portfolio) (2015 to Present); RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (1 Portfolio) (2019 to Present); RiverNorth Flexible Municipal Income Fund, Inc. (1 Portfolio) (2020 to Present); RiverNorth Flexible Municipal Income Fund II, Inc. (1 Portfolio) (2021 to Present); RiverNorth Managed Duration Municipal Income Fund II, Inc. (1 Portfolio) (2022 to Present).
Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee	Indefinite Term; Since January 2011	32	Retired (2018-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Treasurer, Principal Financial Officer and Vice President	Indefinite Term; Since August 2019 (Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
John Hadermayer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Secretary	Indefinite Term; Since May 2022	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2022-present); Executive Director, AQR Capital Management, LLC (2013-2022).	N/A
Douglas Schafer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Assistant Treasurer and Vice President	Indefinite Term; Since May 2016 (Assistant Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Sara J. Bollech 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Assistant Treasurer and Vice President	Indefinite Term: Since November 2021	N/A	Officer, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Peter A. Walker, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1993	Assistant Treasurer and Vice President	Indefinite Term: Since November 2021	N/A	Officer, U.S. Bancorp Fund Services, LLC (2016-present).	N/A

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), Administrator and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support. He also served as a board member of U.S. Bancorp Fund Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust's series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. He is currently Partner and Managing Director of Beacon Pointe Advisors, LLC. Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC. The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms. He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds. He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche. Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust. The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the Chairman to carry out oversight responsibilities with respect to the Trust.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses. He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments. The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
The discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in other portfolios of the Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2022.

Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	MSCI World ESG Materiality Fund	US Leadership Diversity Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Leonard M. Rush	None	None	None
David A. Massart	None	None	None
David M. Swanson	None	$1-$10,000	$50,001-$100,000
Robert J. Kern	None	None	None
As of the date of this Prospectus, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.

Board Committees
Audit Committee. The Trust has an Audit Committee, which is comprised of the Independent Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Funds. The Audit Committee also holds discussions with management and with the Funds’ independent registered public accounting firm concerning the scope of the audit and the auditor’s independence. The Audit Committee met twice with respect to the Funds during the fiscal year ended October 31, 2022.
Nominating & Governance Committee. The Trust has a Nominating & Governance Committee, which is comprised of the Independent Trustees. The Nominating & Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating & Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis. The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating & Governance Committee did not meet during the Funds’ fiscal period ended October 31, 2022.
Trustee Compensation
The Trustees receive an annual retainer of $110,000. The Chairman of the Audit Committee receives additional compensation of $14,000, the Chairman of the Nominating & Governance Committee receives additional compensation of $8,000 and the Chairman of the Board of Trustees receives $12,500, each annually. Prior to January 1, 2023, the Trustees received $6,000 for regularly scheduled meetings and $2,500 for additional meetings. Effective January 1, 2023, the Trustees receive $8,000 for regularly scheduled meetings and $2,500 for additional meetings.

The following table sets forth the compensation received by the Trustees during the Funds’ fiscal period ending October 31, 2022.

Name of Person/Position	Aggregate Compensation from the MSCI World ESG Materiality Fund(1)	Aggregate Compensation from the US Leadership Diversity Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
Leonard M. Rush, Chairman, Independent Trustee and Audit Committee Chairman	$1,084	$3,446	None	None	$120,375
David A. Massart, Independent Trustee	$905	$2,877	None	None	$100,500
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$959	$3,049	None	None	$106,500
Robert J. Kern, Independent Trustee	$905	$2,877	None	None	$100,500
(1)    Trustees fees and expenses are allocated among the Funds and any other series comprising the Trust.
(2)    The Trust includes other series in addition to the Funds.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. The following table lists the shareholders considered to be either a control person or principal shareholder of the Funds as of January 31, 2023:

MSCI World ESG Materiality Fund
Name and Address	% Ownership	Type of Ownership(1)
Goldman Sachs & Company, LLC. 200 West Street, 29th Floor New York, New York 10282	89.90%	Record
J.P. Morgan Securities LLC. 383 Madison Avenue, Floor 9 New York, New York 10179-0001	9.45%	Record

US Leadership Diversity Fund
Name and Address	% Ownership	Type of Ownership(1)
National Financial Services LLC 200 Seaport Boulevard, Suite 630 Boston, Massachusetts 02210-2031	37.59%	Record
ABN Amro Clearing Chicago, LLC 175 W. Jackson Boulevard, Suite 400 Chicago, Illinois 60604-3027	37.01%	Record
Morgan Stanley Smith Barney LLC 1585 Broadway New York, New York 10036-8200	13.80%	Record
(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account (e.g., “ABC Brokerage, Inc.”). “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security (e.g., “Jane Doe Shareholder”).
Investment Adviser
V-Square is a Delaware limited liability company with its principal offices at 320 N Sangamon Street, Suite 1250, Chicago, Illinois 60607. The Trust, on behalf of the Funds, has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser. Established in 2020, the Adviser is an SEC-registered investment adviser.
Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Funds. Pursuant to the terms of the Investment Advisory Agreement, the Adviser provides the Funds with such investment advice as it deems necessary for the proper supervision of the Funds’ investments. The Adviser also monitors and maintains the Funds’ investment criteria and determines from time to time what securities may be purchased by the Funds.
The Investment Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Investment Advisory Agreement. The Investment Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the Investment Advisory Agreement, except for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Investment Advisory Agreement.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the MSCI World ESG Materiality Fund pays the Adviser a unified fee, which is calculated daily and paid monthly, at the annual rate of 0.39% of the average daily net assets of the Fund, and the US Leadership Diversity Fund pays the Adviser a unified fee, which is calculated daily and paid monthly, at the annual rate of 0.29% of the average daily net assets of the Fund. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Funds paid the following in advisory fees to the Adviser during the following fiscal years ended October 31:

2022
MSCI World ESG Materiality Fund(1)	$3,510
US Leadership Diversity Fund(2)	$2,794
(1) MSCI World ESG Materiality Fund commenced operations on June 8, 2022.
(2) US Leadership Diversity Fund commenced operations on December 21, 2021.
Investment Sub-Adviser
The Adviser has retained VIA to serve as sub-adviser for the Funds. The Sub-Adviser was established in 2014 and is a wholly-owned subsidiary of Vident Financial, LLC.
Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Funds’ Underlying Indices, subject to the supervision of the Adviser and the Board. For the services it provides to the Funds, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Funds to the Adviser.
The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the applicable Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares, or by the Adviser, in each case upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers
In addition to the Funds, the Portfolio Managers managed the following other accounts as of October 31, 2022, none of which were subject to a performance-based management fee:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Rafael Zayas, CFA	27	$3.8 billion	25	$727 million	0	None
Austin Wen, CFA	31	$4.2 billion	2	$403 million	1	$25 million
As of the date of this SAI, the Funds’ portfolio managers did not own any shares of the Funds.
Potential Conflicts of Interest Involving the Adviser and Portfolio Manager and Portfolio Manager Compensation
Conflicts of interest may arise because the Adviser or Sub-Adviser and their affiliates generally may provide investment advisory services for other clients and may engage in other business ventures in which the Funds will have no interest. As a result of these separate business activities, the Adviser or Sub-Adviser and affiliates may have conflicts of interest in allocating management time, services, and functions among the Funds and other business ventures and advisory clients.
The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby such portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.
The Adviser and Sub-Adviser, have implemented policies and procedures designed to ensure that each entity conducts its trading activities separately and without knowledge or consultation with the other entity. As a result, investment professionals at the Adviser or the Sub-Adviser may place trades that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or may make investment decisions that are similar to those made for the Funds, both of which have potential to adversely impact the Funds depending on market conditions.

Additionally, the Adviser may in the future provide advice to other clients, including separately managed accounts, commingled funds and additional investment funds, using the same strategy as the Funds or to other funds or accounts which seek to replicate the performance of similar or different indices. Advisory accounts of the Adviser following the same or similar strategies may experience differences in return or tracking error due to various factors including the size of the account, timing of investments, liquidity needs, and differences in cash inflows and outflows. The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on the Funds’ behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for the Funds.
MSCI Inc. serves as the Index Provider to the MSCI World ESG Materiality Fund and Institutional Shareholder Services, Inc. serves as the Index Provider for the US Leadership Diversity Fund. The Adviser and Sub-Adviser have each adopted a code of ethics governing the personal trading activity of its personnel. Each Fund will disclose, on a daily basis, its entire portfolio holdings.
The Portfolio Managers do not receive any direct compensation from the Funds.
Each Portfolio Manager’s compensation includes a fixed base salary and discretionary bonus which is not tied to the performance of the Funds or asset growth in the Funds. The discretionary bonus is based on VIA's evaluation of the performance of the portfolio managers.
Service Providers
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as the Administrator, Transfer Agent and index receipt agent (as that term is defined in the rules of the National Securities Clearing Corporation (“NSCC”)) for the Funds.
Pursuant to a Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides certain administrative services to the Funds, including, among other responsibilities, portfolio accounting services, tax accounting services and furnishing financial reports, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at their own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Fund Services does not have any responsibility or authority for the investment management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for the administration and accounting services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to an annual minimum fee. Fund Services also acts as Transfer Agent and Dividend Disbursing Agent under a separate agreement with the Trust.

The following table shows fees earned by Fund Services for fund administration and fund accounting services provided to the Funds during the following fiscal periods ended October 31:

2022
MSCI World ESG Materiality Fund(1)	$23,109
US Leadership Diversity Fund(2)	$58,648
(1) MSCI World ESG Materiality Fund commenced operations on June 8, 2022.
(2) US Leadership Diversity Fund commenced operations on December 21, 2021.
Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank N.A., an affiliate of Fund Services, serves as the custodian of the Funds’ assets (the “Custodian”). Pursuant to the custody agreement, the Custodian receives an annual fee from the Adviser based on the Funds’ total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses. The Custodian’s address is 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements and the performance of related tax services.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of a Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
Distribution (Rule 12b-1) Plan
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Funds do not presently intend to make any payments pursuant to the Plan. Continuance of the Plan with respect to the Funds must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder with respect to the Funds without approval by a majority of the outstanding shares of any class of a Fund that are affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, a Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vii) such other services and obligations as are set forth in the Distribution Agreement.
Marketing Support Payments
The Adviser, out of its own profits and resources and without additional cost to the Funds or their shareholders, may provide cash payments or other compensation (“Support Payments”) to certain financial intermediaries who sell and/or promote the sale of shares of the Funds. Subject to and in accordance with the terms of the Funds’ prospectus and the Plan (as applicable) adopted by resolution of the Trust’s Board of Trustees, and specifically the “Payments to Financial Intermediaries” section of the Funds’ prospectus, the Adviser may make Support Payments to such financial intermediaries related to marketing/distribution support, education training or support, shareholder servicing, sales meetings, inclusion on sales lists (including a preferred or select sales list), participation in sales programs, and for making shares of the Funds available to the intermediaries’ customers generally and in investment programs.
Support Payments made by the Adviser to intermediaries may be calculated in different ways, including: (1) as a percentage of net sales; (2) as a percentage of net assets; (3) as a flat fee; and, (4) in the case of payments to an affiliated broker-dealer, as a percentage of the expected annualized revenue to be received by the Adviser on new assets invested in the Funds as a result of the services provided by the affiliated broker-dealer with an offset for qualifying redemptions from the Funds.
The possibility of receiving, or the receipt of, such Support Payments as described above may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Portfolio Transactions and Brokerage
Subject to the supervision of the Adviser, the Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution. In selecting a broker-dealer to execute each particular transaction, the Sub-Adviser will initially consider their ability to execute transactions at the most favorable prices and lowest overall execution costs, while also taking into consideration other relevant factors, such as, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the quality of execution and custodial services, and the provision of valuable research services that can be reasonably expected to enhance the investment return of clients managed by the Sub-Adviser. Research services may include reports on particular companies, the market, the economy and other general widely distributed research, and may be used by the Sub-Adviser in servicing any funds and accounts managed by the Sub-Adviser, including the Funds. Receipt of research is one of a number of factors considered in assigning an overall internal ranking to brokers. The price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the execution services offered. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee ” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting an investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Funds and to other clients of the Sub-Adviser as to which the Sub-Adviser exercises investment discretion. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material or other services to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Adviser and Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

The Funds paid the following brokerage commissions during the following fiscal periods ended October 31:

2022
MSCI World ESG Materiality Fund(1)	$2
US Leadership Diversity Fund(2)	$24
(1) MSCI World ESG Materiality Fund commenced operations on June 8, 2022.
(2) US Leadership Diversity Fund commenced operations on December 21, 2021.
Brokerage with Fund Affiliates
The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers
The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Funds’ portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Funds; or (iii) sold the largest dollar amounts of the Funds’ shares.
As of October 31, 2022, neither Fund held securities of its "regular brokers and dealers."
Portfolio Turnover
Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%). To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred and may result in a greater number of taxable transactions.

The Funds’ portfolio turnover rates for the following fiscal periods ended October 31, are as follows:

2022
MSCI World ESG Materiality Fund(1)	0%
US Leadership Diversity Fund(2)	13%
(1) MSCI World ESG Materiality Fund commenced operations on June 8, 2022.
(2) US Leadership Diversity Fund commenced operations on December 21, 2021.
Code of Ethics
The Trust, the Adviser, and the Sub-Adviser each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.
Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board of Trustees. Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to their portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of the Funds’ investments.
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.
The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of each Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders. Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and Procedures. A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:
•The Adviser manages index-based products only, it is the policy of the Adviser to vote proxies in accordance with the rules-based recommendations of the V-Square Proxy Voting Policy.
•The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting.

•In certain situations there may be a conflict of interest in the voting of proxies between the interests of the Funds and their shareholders and those of the Adviser as a result of the Adviser’s passive index- based business. Conflicts identified by the Adviser will be addressed in accordance with the proxy policies by the Adviser. The Board of Directors of the Adviser will address any such conflicts on a case-by-case basis.
•All proxies will be voted in accordance with any applicable investment restrictions of the Funds and, to the extent applicable, any resolutions or other instructions approved by the Board of Trustees.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. The Portfolio Holdings Policies are applicable to service providers of the Funds, including the Adviser. Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies. The Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Portfolio Holdings Policies. The Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds. After due consideration, the Board of Trustees determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies. The Board of Trustees also authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Funds’ shareholders and potential conflicts of interest in making such disclosures.
The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies. The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.
The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). In the event of a conflict between the interests of the Funds and their shareholders and the interests of the Adviser or an affiliated person of the Adviser under the Portfolio Holdings Policy, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds and their shareholders, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Adviser; the Funds’ Accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); lending agents; and regulatory authorities. Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties in accordance with the Portfolio Holdings Policies, when the Funds have a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement. Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website. Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.
In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.
There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.
Book Entry Only System. Depositary Trust Company (“DTC”) acts as securities depositary for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The Trust recognizes DTC or its nominee as the record owner of all shares for all purposes. Beneficial Owners of shares are not entitled to have shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust will obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Funds’ shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
Purchase and Issuance of Shares in Creation Units
The Trust issues and redeems shares of the Funds only in large blocks, known as “Creation Units,” which amount may change from time to time. The Trust issues and sells shares of each Fund: (i) in Creation Units on a continuous basis through the Fund’s distributor, without a sales load (but subject to transaction fees), at their net asset value (“NAV”) per share next determined after receipt of an order, on any day the Fund’s primary listing exchange is open for business (“Business Day”), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the dividend reinvestment service of The Depository Trust Company (“DTC”). The NAV of a Fund’s shares are calculated each Business Day as of the close of regular trading on the Fund’s primary listing exchange, generally 4:00 p.m., Eastern time. The Funds will not issue or redeem fractional Creation Units.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).
Each Fund through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of each Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Underlying Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of each Fund’s Underlying Index or resulting from certain corporate actions.
CASH PURCHASE METHOD. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund in instances permitted by the exemptive relief the Adviser is relying on in offering the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.
PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
MSCI World ESG Materiality Fund
All orders to purchase shares directly from the MSCI World ESG Materiality Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form (the “Cut-Off Time”). Orders to purchase Creation Units on the next Business Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to purchase Creation Units on the current Business Day must be submitted by 4:00 p.m. Eastern time on such Business Day. Such times may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement

Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.
US Leadership Diversity Fund

All orders to purchase shares directly from the US Leadership Diversity Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The Cut-Off Time for Fund orders is expected to be 4:00 p.m. EST, which may be modified by the Fund from time-to-time by amendment to the Participation Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3 p.m. EST or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will also generally not accept orders on such day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.
The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant will be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.
ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. However, the Funds reserve the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant will be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to that Fund for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non- Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.
CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. The fixed creation fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the creation order costs associated with the order or another party, such as the Funds’ investment adviser, has agreed to pay such fee. In addition, the Funds may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Funds. The Funds may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a Non-Standard Charge on certain orders when a Fund’s investment adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation of orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee is $2,250 for the MSCI World ESG Materiality Fund and $500 for the US Leadership Diversity Fund.
RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because the Funds’ shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
CASH REDEMPTION METHOD. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Funds, when full or partial cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. The fixed redemption fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the redemption order costs associated with the order of another party, such as the Funds’ investment adviser, has agreed to pay such fee. In addition, the Funds may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non- Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to a Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee is $2,250 for the MSCI World ESG Materiality Fund and $500 for the US Leadership Diversity Fund.
PROCEDURES FOR REDEMPTION OF CREATION UNITS.
MSCI World ESG Materiality Fund
Orders to redeem Creation Units on the next Business Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to redeem Creation Units on the current Business Day must be submitted by 4:00 p.m. Eastern time on such Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
US Leadership Diversity Fund
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date.
ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form; in such circumstances, the Fund may delay delivery more than seven days if the Fund makes such delivery as soon as practicable, but in no event later than 15 days. The aforementioned circumstances include exceptional large redemptions combined with exceptional market conditions such as a prolonged market closure. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Determination of Net Asset Value
NAV for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such Exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed- income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Each Fund’s portfolio securities generally are valued at market price. The values of non-U.S. dollar denominated securities for the MSCI World ESG Materiality Fund are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to each Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
In calculating each Fund’s NAV per Share, each Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or are deemed to be unreliable by the Adviser, the Adviser will fair value such investments and use the fair value to calculate each Fund’s NAV. When fair value pricing is employed, the prices of securities used by the Adviser to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
A Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker- dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the same Fund at NAV. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
Federal Income Taxes
The following is a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. Each Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s investment company taxable income for such year (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year (the “Distribution Requirement”), the Fund itself generally will not be subject to federal income taxes to the extent the Fund’s income, including the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses), is distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships, generally including MLPs and certain LLCs (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships, generally including MLPs and certain LLCs (the “Asset Test”).
For purposes of the 90% Test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships and LLCs that are not publicly traded partnerships and that have not elected to be classified as corporations under applicable regulations) will generally pass through to the Fund. Consequently, in order to qualify as a RIC, a Fund may be required to limit its equity investments in such entities if they earn income that is nonqualifying income for purposes of the 90% Test.

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of each Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.
For each year, each Fund intends to distribute substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If either Fund failed to satisfy the distribution requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described above.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. Each Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
As of October 31, 2022, the US Leadership Diversity Fund had a non-expiring short-term capital loss carryover of $19,027 and the MSCI World ESG Fund had no capital loss carryover.
Taxation of Shareholders. Distributions of net capital gains that a Fund reports to a shareholder as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%. All other dividends of a Fund (including dividends from short-term capital gains) from their current and accumulated earnings and profits are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.
Subject to certain limitations and requirements, including holding period requirements, dividends reported by a Fund as qualified dividend income will be taxable to noncorporate shareholders at rates of up to 20%. In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by the Fund on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. “Passive foreign investment companies” (described below) are not qualified foreign corporations for this purpose. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Noncorporate shareholders will only be eligible for the rates of up to 20% on a Fund’s qualified dividend income distributions if the shareholders also meet certain holding period requirements with respect to their shares in the Fund.

Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. A Fund's investment strategies may significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.
A Fund's participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income. In addition, dividends attributable to such income will not be eligible for the dividends-received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by a Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.
Fund distributions, if any, that exceed a Fund's current and accumulated earnings and profits may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each Fund's shareholders will be notified annually as to the federal tax characterization of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which generally includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund or the redemption of Creation Units). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.
A sale of shares by a shareholder may give rise to a gain or loss. The difference between the selling price and the shareholder’s tax basis for the shares sold generally determines the amount of the gain or loss realized on the sale or exchange of shares. The tax basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. Contact the broker through whom you purchased your shares to obtain information with respect to the available basis reporting methods and elections for your account.
In general, any gain or loss realized upon a taxable disposition of shares will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares have been held for more than one year, and short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an Authorized Participant upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the Authorized Participant for more than one year, and otherwise will be short-term capital gain or loss.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Creation Units if the Authorized Participant (or a group of Authorized Participants) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) may not recognize gain or loss upon the exchange of securities for Creation Units.
An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the Authorized Participant’s basis in the Creation Units. Any gain or loss realized by an Authorized Participant upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the Authorized Participant for more than one year, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.
Due to the ability of the Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund, the Fund may be required to execute additional sale or exchange transactions which may increase the taxable income of the Fund and limit the tax efficiency of the Fund.
Taxation of Fund Investments. Certain of either Fund's investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require either Fund to mark to market certain types of positions in their portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a RIC.

Each Fund's investments in options may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. It is anticipated that any net gain realized from the lapse or closing out of options contracts will be considered qualifying income for purposes of the 90% requirement.
A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.
Federal Income Taxation of MLPs. MLPs are similar to corporations in many respects, but differ in others, especially in the way they are taxed for federal income tax purposes. A corporation is a distinct legal entity, separate from its stockholders and employees and is treated as a separate entity for federal income tax purposes as well. Like individual taxpayers, a corporation must pay a federal income tax on its income. To the extent the corporation distributes its income to its stockholders in the form of dividends, the stockholders must pay federal income tax on the dividends they receive. For this reason, it is said that corporate income is double-taxed, or taxed at two levels.
An MLP that satisfies the Qualifying Income rules described below, and does not elect otherwise, is treated for federal income tax purposes as a pass-through entity. No federal income tax is paid at the partnership level. A partnership’s income is considered earned by all the partners; it is allocated among all the partners in proportion to their interests in the partnership (generally as provided in the partnership agreement), and each partner pays tax on his, her or its share of the partnership’s income. All the other items that go into determining taxable income and tax owed are passed through to the partners as well — capital gains and losses, deductions, credits, etc. Partnership income is thus said to be single-taxed or taxed only at one level — that of the partner.
The Code generally requires “publicly traded partnerships” to be treated as corporations for federal income tax purposes. However, if the publicly traded partnership satisfies certain requirements and does not elect otherwise, the publicly traded partnership will be taxed as a partnership for federal income tax purposes, referred to herein as an MLP. Under these requirements, an MLP must derive each taxable year at least 90% of its gross income from Qualifying Income.
Qualifying Income for MLPs includes interest, dividends, real estate rents, gain from the sale or disposition of real property, certain income and gain from commodities or commodity futures, and income and gain from certain mineral or natural resources activities. Mineral or natural resources activities that generate Qualifying Income include income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resource (including fertilizer, geothermal energy, and timber).

Because the MLP itself does not pay federal income tax, its income or loss is allocated to its investors, irrespective of whether the investors receive any cash payment from the MLP. MLPs generally make quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently. The MLP distribution is treated as a return of capital to the extent of the investor’s basis in his MLP interest and, to the extent the distribution exceeds the investor’s basis in the MLP interest, capital gain. The investor’s original basis is the price paid for the units. The basis is adjusted downward, but not below zero, with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of income.
When the units are sold, the taxable gain or loss associated with such sale is based on the difference between the adjusted cost basis (which was reduced by prior return of capital distributions and allocations of deductions and increased by allocations of income) and the sale price. In certain situations, that may result in a taxable gain on the sale even though the sale price was lower than the original investment. The partner generally will not be taxed as of a result of distributions until (1) he sells his MLP units and pays tax on his gain, which gain may have increased because of basis decreases that were created by prior distributions; or (2) his basis reaches zero.
Certain MLPs in which the Funds may invest are permitted to reflect an income tax allowance for taxes borne by their unitholders in setting the maximum applicable rates chargeable to customers by their subsidiaries that are regulated interstate natural gas pipelines. In order to avoid or reverse an adverse determination by the Federal Energy Regulatory Commission (“FERC”) regarding these maximum rates, these MLPs may require a unitholder to certify that the unitholder is an individual or entity subject to United States federal income taxation on the income generated by the MLP or, if the unitholder is an entity not subject to United States federal income taxation on such income, that all the entity’s owners are subject to United States federal income taxation on such income. Any unitholder that fails to provide such a certification may be subject to adverse consequences under the MLP’s partnership agreement. Certain energy MLPs regulated by FERC have the right, but are not obligated, to redeem all of their common units held by an investor who is not subject to U.S. federal income taxation at market value, with the purchase price payable in cash or via a three-year interest-bearing promissory note. In addition, the unitholder may lose the right to any allocations of income or loss, distributions or voting rights with respect to such units. There is little precedent as to how these certification requirements are applied with respect to mutual fund partners, and it is not clear whether a mutual fund would be able to provide a satisfactory certification as to the tax status of its shareholders. In order to avoid the adverse consequences described above the Funds may avoid investing in an MLP that would otherwise be considered attractive.
Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
The 30% withholding tax also will not apply to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In the case of shares held through a broker, the broker may withhold even if the Fund reports a payment as an interest-related dividend or a short-term capital gain dividend. Non-U.S. shareholders should contact their brokers with respect to the application of these rules to their accounts.
Unless certain non-U.S. entities that hold shares in the Funds comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Funds’ distributions payable to such entities, and, after December 31, 2018, redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of the Funds’ shareholders with respect to distributions by the Funds may differ from federal tax treatment.
The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of federal, state, local and foreign taxes.
Financial Statements
The Funds’ annual report to shareholders for the fiscal year ended October 31, 2022 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at https://www.v-shares.com.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(V-Shares ETFs)

    OTHER INFORMATION

Item 28. Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the V-Shares US Leadership Diversity ETF Fund and V-Square Quantitative Management, LLC is incorporated herein by reference from PEA 521 to the Trust's Registration Statement on Form N-1A filed on December 20, 2021.

	(1)	(A)
Amendment to the Investment Advisory Agreement between the Trust, on behalf of the V-Shares MSCI World ESG Materiality and Carbon Transition ETF and V-Square Quantitative Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

	(2)
Investment Sub-Advisory among V-Square Quantitative Management, LLC, Vident Investment Advisory, LLC and Managed Portfolio Series on behalf of the V-Shares US Leadership Diversity ETF Fund is incorporated by reference from PEA 521 to the Trust's Registration Statement on Form N-1A filed on December 20, 2021.

	(2)	(A)
Amendment to the Investment Sub-Advisory among V-Square Quantitative Management, LLC, Vident Investment Advisory, LLC and Managed Portfolio Series on behalf of the V-Shares MSCI World ESG Materiality and Carbon Transition ETF – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(e)	(1)
Distribution Agreement between the Trust, on behalf of V-Square Quantitative Management, LLC, and Quasar Distributors, LLC is incorporated by reference from PEA 521 to the Trust's Registration Statement on Form N-1A filed on December 20, 2021.

(e)	(1)	(A)
Amendment to the Distribution Agreement between the Trust, on behalf of V-Square Quantitative Management, LLC, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)
Custody Agreement between the Trust and U.S. Bank National Association is incorporated herein by reference from Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A filed on May 5, 2011.

1

(g)	(1)	(A)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is incorporated herein by reference from Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A filed on May 5, 2011.

(h)	(1)	(A)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(h)	(2)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is incorporated herein by reference from Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A filed on May 5, 2011.

	(2)	(A)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(h)	(3)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is incorporated by reference from Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A filed on May 5, 2011.

	(3)	(A)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(i)	(1)
Opinion and Consent of Counsel for the V-Shares MSCI World ESG Materiality and Carbon Transition ETF – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

	(2)
Opinion and Consent of Counsel for the V-Shares US Leadership Diversity ETF – incorporated herein by reference from Post-Effective Amendment No. 521 to the Trust's Registration Statement on Form N-1A filed on December 20, 2021.

(j)	(1)		Consent of Independent Registered Public Accounting Firm (Cohen) for the V-Shares US Leadership Diversity ETF and V-Shares MSCI World ESG Materiality and Carbon Transition ETF – filed herewith.
	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated February 23, 2022 – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant's Registration Statement on Form N-1A filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust's registration statement on Form N-1A filed on May 5, 2011.
(m)			Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.
(n)			Multiple Class Plan (Rule 18f-3) – not applicable.
(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference to Post-Effective Amendment No. 560 to the Trust’s registration on Form N-1A filed on February 27, 2023.
2

(2)
Code of Ethics for V-Square Quantitative Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 544 to the Trust's Registration Statement on Form N-1A filed on May 19, 2022.

(3)	Code of Ethics for Vident Investment Advisory, LLC – filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to each of the Adviser and Sub-Adviser, the response to this Item will be incorporated by reference to the Adviser’s and Sub-Adviser's Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. These may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
3

7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.PIA BBB Bond Fund, Series of Advisors Series Trust
16.PIA High Yield Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA MBS Bond Fund, Series of Advisors Series Trust
19.PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.Poplar Forest Partners Fund, Series of Advisors Series Trust
22.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.Pzena International Value Fund, Series of Advisors Series Trust
25.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.Reverb ETF, Series of Advisors Series Trust
28.Scharf Fund, Series of Advisors Series Trust
29.Scharf Global Opportunity Fund, Series of Advisors Series Trust
30.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.Semper MBS Total Return Fund, Series of Advisors Series Trust
32.Semper Short Duration Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Bridges Investment Fund, Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.Cushingâ Mutual Funds Trust
45.DoubleLine Funds Trust
46.EA Series Trust (f/k/a Alpha Architect ETF Trust)
47.Ecofin Tax-Advantaged Social Impact Fund, Inc.
48.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
4

52.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
72.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
73.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
76.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
77.Loncar China BioPharma ETF, Series of ETF Series Solutions
78.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
80.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
81.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
83.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
84.Opus Small Cap Value ETF, Series of ETF Series Solutions
85.PSYK ETF, Series of ETF Series Solutions
86.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
87.The Acquirers Fund, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.First American Funds, Inc.
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The Glenmede Portfolios
96.The GoodHaven Funds Trust
97.Greenspring Fund, Incorporated
5

98.Harding, Loevner Funds, Inc.
99.Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Core Alternative ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
115.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
116.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
117.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.Kensington Managed Income Fund, Series of Managed Portfolio Series
123.LK Balanced Fund, Series of Managed Portfolio Series
124.Muhlenkamp Fund, Series of Managed Portfolio Series
125.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
127.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
128.Port Street Quality Growth Fund, Series of Managed Portfolio Series
129.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
130.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
131.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
132.Reinhart International PMV Fund, Series of Managed Portfolio Series
133.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
134.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
135.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
136.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
138.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
139.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
140.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
141.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
142.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
143.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
144.Matrix Advisors Funds Trust
145.Matrix Advisors Value Fund, Inc.
146.Monetta Trust
6

147.Nicholas Equity Income Fund, Inc.
148.Nicholas Fund, Inc.
149.Nicholas II, Inc.
150.Nicholas Limited Edition, Inc.
151.Permanent Portfolio Family of Funds
152.Perritt Funds, Inc.
153.Procure ETF Trust II
154.Professionally Managed Portfolios
155.Prospector Funds, Inc.
156.Provident Mutual Funds, Inc.
157.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
158.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
159.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
160.Aquarius International Fund, Series of The RBB Fund, Inc.
161.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
162.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
163.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
164.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
165.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
166.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
167.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
169.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
170.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
171.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
172.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
173.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
174.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
175.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
176.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
177.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
178.SGI Global Equity Fund, Series of The RBB Fund, Inc.
179.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
180.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
181.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
182.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
183.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
184.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
185.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
186.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
187.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
188.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
189.The RBB Fund Trust
190.RBC Funds Trust
191.Series Portfolios Trust
192.Thompson IM Funds, Inc.
193.TrimTabs ETF Trust
194.Trust for Advised Portfolios
195.Barrett Growth Fund, Series of Trust for Professional Managers
196.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
197.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
7

198.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
199.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
200.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
201.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
202.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
203.Jensen Quality Value Fund, Series of Trust for Professional Managers
204.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
205.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
206.USQ Core Real Estate Fund
207.Wall Street EWM Funds Trust
208.Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 0410	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer and Treasurer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 0410	Secretary	None

(c)Not applicable.

8

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	V-Square Quantitative Management, LLC 320 N. Sangamon Street, Suite 1250 Chicago, Illinois 60607
Registrant’s Investment Sub-Adviser	Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 561 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 561 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of February 2023.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 27th day of February 2023.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney
10